Debentures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Short-term		$ 4,826	$ 3,274
Long-term		133,739	55,441
Formula's debentures [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Long-term		$ 55,458	55,441
Formula's debentures [Member] | Series A [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Short-term,Effective interest rate	[1]	3.07%
Short-term, Currency	[1]	NIS
Long-term, Effective interest rate		3.07%
Long-term, Currency		NIS
Short-term	[1]	$ 4,044	3,274
Long-term		$ 21,914	23,077
Formula's debentures [Member] | Series B [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Long-term, Effective interest rate	[1]	3.65%
Long-term, Currency	[1]	NIS/USD
Long-term	[1]	$ 33,544	32,364
Sapiens' debentures [Member] | Series B [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Short-term,Effective interest rate	[1]	3.69%
Short-term, Currency	[1]	NIS/USD
Long-term, Effective interest rate		3.69%
Long-term, Currency		NIS/USD
Short-term	[1]	$ 782
Long-term		$ 78,281

[1]	Including accrued interest.